Consolidated Balance Sheets (Parenthetical) (USD $)	Jul. 03, 2011	Jan. 02, 2011
Stockholders' equity:
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	51,925	51,925
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Common Stock, Shares Authorized	300,000,000	300,000,000
Common Stock, Shares Issued	44,815,976	40,487,294
Common Stock, Shares Outstanding	44,815,976	40,487,294
Series A Preferred Stock [Member]
Stockholders' equity:
Preferred stock, shares issued	51,925	51,925
Preferred stock, shares outstanding	51,925	51,925
Series B Preferred Stock [Member]
Stockholders' equity:
Preferred stock, shares issued	39,285	39,285
Preferred stock, shares outstanding	39,285	39,285